Short-Term Bond Fund of America®
Investment portfolio
November 30, 2020
unaudited
Bonds, notes & other debt instruments 92.89% U.S. Treasury bonds & notes 52.76% U.S. Treasury 48.53%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2021	$200,000	$202,527
U.S. Treasury 1.625% 2021	35,776	36,359
U.S. Treasury 1.625% 2021	8,614	8,691
U.S. Treasury 1.75% 2021	15,000	15,244
U.S. Treasury 2.00% 2021	35,000	35,494
U.S. Treasury 2.25% 2021	43,500	43,890
U.S. Treasury 2.375% 2021	50,000	50,330
U.S. Treasury 2.625% 2021	80,000	82,078
U.S. Treasury 2.625% 2021	50,000	50,578
U.S. Treasury 0.125% 2022	485,000	484,938
U.S. Treasury 0.125% 2022	410,000	409,817
U.S. Treasury 0.125% 2022	351,000	350,934
U.S. Treasury 0.125% 2022	310,000	309,886
U.S. Treasury 0.125% 2022	200,000	199,939
U.S. Treasury 0.125% 2022	75,000	74,966
U.S. Treasury 0.125% 2022	40,000	39,985
U.S. Treasury 0.125% 2022	10,000	10,001
U.S. Treasury 1.50% 2022	351,000	359,139
U.S. Treasury 1.50% 2022	220,605	225,927
U.S. Treasury 1.625% 2022	253,665	261,294
U.S. Treasury 1.75% 2022	250,000	256,194
U.S. Treasury 1.75% 2022	35,000	35,710
U.S. Treasury 1.875% 2022	19,480	20,095
U.S. Treasury 2.125% 2022	1,192	1,241
U.S. Treasury 0.125% 2023	257,500	257,247
U.S. Treasury 0.125% 2023	100,000	99,813
U.S. Treasury 0.125% 2023	93,000	92,860
U.S. Treasury 0.125% 2023	75,000	74,872
U.S. Treasury 0.25% 2023	245,452	245,873
U.S. Treasury 0.25% 2023	183,086	183,435
U.S. Treasury 0.50% 2023	100,000	100,770
U.S. Treasury 1.375% 2023	10,000	10,267
U.S. Treasury 2.50% 2023	16,121	16,998
U.S. Treasury 2.625% 2023	75,000	80,592
U.S. Treasury 2.75% 2023	98,795	104,938
U.S. Treasury 1.50% 2024	19,500	20,450
U.S. Treasury 1.75% 2024	39,000	41,320
U.S. Treasury 1.75% 2024	14,080	14,854
U.S. Treasury 2.25% 2024	50,000	53,449
U.S. Treasury 0.25% 2025	25,000	24,898
U.S. Treasury 0.25% 2025	25,000	24,868
U.S. Treasury 0.25% 2025	3,125	3,113
U.S. Treasury 0.375% 2025	35,000	35,091
U.S. Treasury 0.50% 2025	70	71
U.S. Treasury 1.375% 2025	74,640	77,978
U.S. Treasury 1.625% 2026[1]	17,500	18,671
Short-Term Bond Fund of America — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2027	$50,000	$49,339
U.S. Treasury 0.375% 2027	3,500	3,447
U.S. Treasury 0.625% 2030	3,000	2,947
U.S. Treasury 1.125% 2040[1]	11,000	10,553
		5,213,971
U.S. Treasury inflation-protected securities 4.23%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	137,268	137,460
U.S. Treasury Inflation-Protected Security 1.125% 2021[1,2]	122,547	122,668
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	133,504	141,858
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	9,429	10,094
U.S. Treasury Inflation-Protected Security 2.375% 2025[1,2]	6,904	7,985
U.S. Treasury Inflation-Protected Security 0.125% 2030[2]	30,454	33,747
		453,812
Total U.S. Treasury bonds & notes		5,667,783
Mortgage-backed obligations 18.01% Collateralized mortgage-backed obligations (privately originated) 7.75%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[3,4,5]	446	450
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[3,4,5]	1,354	1,375
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	27,651	28,094
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	9,229	9,567
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,4]	5,697	5,756
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.25% 2029[3,4,5]	6,459	6,453
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4]	16,221	16,687
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	13,345	13,782
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 2059[3,4,5]	1,492	1,580
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[3,4,5]	14,579	15,238
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,4,5]	5,089	5,279
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	12,830	13,225
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[3,4,5]	18,374	18,481
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[3,4,5]	1,256	1,270
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[3,4,5]	941	953
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[3,4,5]	17,749	17,928
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[3,4,5]	9,857	9,994
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	8,733	9,081
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	16,529	16,655
Consumer Credit Origination Loan Trust, Series 2020-2, Class A1, 1.853% 2065[3,4]	8,619	8,749
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,4]	4,111	4,252
Credit Suisse Mortgage Trust, Series 2018-J1, Class A2, 3.50% 2048[3,4,5]	1,128	1,162
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	1,495	1,624
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[3,4,5]	528	535
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	852	859
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[3,4,5]	9,298	9,369
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[3,4]	2,983	2,995
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,4]	21,685	23,381
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[3,4,5]	1,076	1,078
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	13,330	13,529
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[3,4,5]	3,172	3,196
Homeward Opportunities Fund Trust, Series 2019-1, Class A1, 3.454% 2059[3,4,5]	4,664	4,719
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,5]	4,512	4,565
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[3,4,5]	61	62
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,5]	109	112
Short-Term Bond Fund of America — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[3,4,5]	$652	$670
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	516	533
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[3,4,5]	479	494
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	18,640	18,880
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	24,500	24,557
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	33,985	34,553
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.90% 2052[3,4,5]	32,448	32,494
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.95% 2052[3,4,5]	40,255	40,325
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.10% 2052[3,4,5]	8,290	8,289
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.15% 2052[3,4,5]	8,840	8,848
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.05% 2053[3,4,5]	23,730	23,806
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[3,4,5]	1,229	1,294
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	669	723
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2049[3,4,5]	8,448	8,511
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 2057[3,4,5]	53	53
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.479% 2058[3,4,5]	860	907
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	5,079	5,272
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	1,916	2,022
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.128% 2022[3,4,5]	16,601	16,644
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.478% 2023[3,4,5]	2,500	2,505
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 2.145% 2023[3,4,5]	37,199	37,478
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[3,4,5]	8,191	8,224
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[3,4,5]	5,153	5,247
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[3,4,5]	759	756
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,4,5]	2,455	2,462
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,5]	568	604
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,5]	1,099	1,176
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,4]	493	524
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	5,364	5,680
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	1,019	1,102
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	1,268	1,360
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,5]	634	688
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	2,421	2,547
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	2,063	2,163
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,4]	17,014	17,119
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 2045[3,4,5]	4,477	4,666
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[3,4]	8,677	8,760
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[3,4]	5,750	5,875
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[3,4]	7,379	7,588
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,4]	20,917	21,375
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,4]	3,365	3,459
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.75% 2030[3,4,5]	10,460	10,494
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[3,4,5]	2,056	2,063
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[3,4,5]	5,319	5,343
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[3,4,5]	440	439
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	6,310	6,330
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.00% 2047[3,4,5]	908	916
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,4,5]	2,444	2,512
Short-Term Bond Fund of America — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[3,4]	$1,903	$1,919
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[3,4,5]	13,353	13,787
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,4,5]	6,315	6,367
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[3,4,5]	4,710	4,805
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.30% 2051[3,4,5]	38,525	38,590
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,4]	4,839	4,868
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	787	805
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[3,4,5]	306	311
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 2055[3,4,5]	207	208
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	269	276
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	383	389
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	395	403
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	353	361
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.75% 2057[3,4,5]	5,455	5,422
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,5]	3,819	3,936
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	856	881
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	408	418
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.15% 2058[3,4,5]	4,321	4,337
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,5]	4,663	4,882
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	727	771
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,4,5]	112	116
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	6,726	7,192
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	4,474	4,807
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[3,4,5]	3,368	3,395
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 2059[3,4,5]	1,365	1,435
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,4]	16,752	17,145
Tricorn American Homes, Series 2016-SFR1, Class A, 2.589% 2033[3,4]	6,546	6,553
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[3,4]	1,044	1,059
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[3,4]	19,731	19,963
Tricorn American Homes, Series 2020-SFR2, Class A, 1.482% 2039[3,4]	3,385	3,403
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[3,4,5]	2,925	2,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[3,4,5]	107	109
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[3,4,5]	123	125
		832,362
Federal agency mortgage-backed obligations 7.53%
Fannie Mae Pool #AD2028 4.50% 2025[3]	708	748
Fannie Mae Pool #555538 3.725% 2033[3,5]	401	404
Fannie Mae Pool #888521 3.532% 2034[3,5]	655	691
Fannie Mae Pool #889579 6.00% 2038[3]	1,746	2,057
Fannie Mae Pool #889983 6.00% 2038[3]	729	863
Fannie Mae Pool #AL0095 6.00% 2038[3]	55	64
Fannie Mae Pool #AC1676 2.421% 2039[3,5]	116	121
Fannie Mae Pool #AC2106 2.566% 2039[3,5]	203	214
Fannie Mae Pool #AC6266 2.952% 2039[3,5]	251	264
Fannie Mae Pool #AE7629 2.281% 2040[3,5]	69	71
Fannie Mae Pool #AL9531 3.142% 2041[3,5]	4,034	4,233
Fannie Mae Pool #AL0073 3.726% 2041[3,5]	323	338
Fannie Mae Pool #AE0844 3.76% 2041[3,5]	416	436
Fannie Mae Pool #AE0789 3.786% 2041[3,5]	456	477
Fannie Mae Pool #AI8806 5.00% 2041[3]	1,559	1,804
Fannie Mae Pool #AP7819 2.238% 2042[3,5]	414	430
Fannie Mae Pool #AL2000 2.545% 2042[3,5]	543	566
Short-Term Bond Fund of America — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL9532 2.585% 2042[3,5]	$4,957	$5,174
Fannie Mae Pool #AL2184 2.621% 2042[3,5]	910	950
Fannie Mae Pool #AL1941 2.76% 2042[3,5]	566	590
Fannie Mae Pool #AL9530 3.143% 2042[3,5]	3,316	3,470
Fannie Mae Pool #AL9533 3.136% 2042[3,5]	2,220	2,322
Fannie Mae Pool #AB9584 3.50% 2043[3]	6	7
Fannie Mae Pool #BK7655 3.899% 2048[3,5]	2,395	2,523
Fannie Mae Pool #BJ0639 4.00% 2048[3]	352	377
Fannie Mae Pool #BK6971 4.00% 2048[3]	267	286
Fannie Mae Pool #BK0920 4.00% 2048[3]	170	181
Fannie Mae Pool #BK2010 4.00% 2048[3]	62	68
Fannie Mae Pool #BJ9252 4.00% 2048[3]	53	57
Fannie Mae Pool #BK5305 4.00% 2048[3]	49	53
Fannie Mae Pool #BK0915 4.00% 2048[3]	16	17
Fannie Mae Pool #CA2493 4.50% 2048[3]	187	204
Fannie Mae Pool #BK9464 3.80% 2049[3,5]	2,517	2,643
Fannie Mae Pool #BN5611 3.969% 2049[3,5]	8,322	8,813
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[3,5]	358	358
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[3]	99	99
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[3,5]	4,161	4,186
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[3]	1,927	1,970
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,5]	3,772	3,832
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	952	969
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	5,564	5,704
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	1,174	1,188
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[3,5]	4,168	4,298
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 2024[3,5]	3,526	3,705
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 2024[3,5]	83	84
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 2024[3,5]	4,504	4,802
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 2024[3,5]	835	851
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.712% 2024[3,5]	3,887	4,166
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[3]	488	494
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[3]	2,087	2,157
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[3]	285	286
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[3]	3,821	4,013
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	730	750
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[3]	1,158	1,187
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	4,131	4,286
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	6,067	6,302
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	2,943	3,072
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[3]	2,928	3,065
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	2,816	2,935
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[3]	488	490
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 2026[3,5]	1,944	1,990
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.56% 2026[3,5]	2,273	2,339
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.566% 2026[3,5]	270	271
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[3]	4,279	4,528
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 2026[3,5]	2,953	3,098
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[3]	3,952	4,118
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[3]	1,448	1,526
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[3]	401	413
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 2027[3,5]	1,734	1,789
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,5]	10	11
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[3,4]	3,764	4,014
Short-Term Bond Fund of America — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G14740 5.50% 2024[3]	$167	$171
Freddie Mac Pool #782818 2.847% 2034[3,5]	351	371
Freddie Mac Pool #781228 3.636% 2034[3,5]	408	409
Freddie Mac Pool #A23893 5.50% 2034[3]	274	317
Freddie Mac Pool #1H2524 3.355% 2035[3,5]	786	831
Freddie Mac Pool #848365 2.93% 2036[3,5]	600	633
Freddie Mac Pool #1L1292 3.08% 2036[3,5]	933	953
Freddie Mac Pool #848751 3.337% 2036[3,5]	202	214
Freddie Mac Pool #1L1476 4.099% 2036[3,5]	267	267
Freddie Mac Pool #G02162 5.50% 2036[3]	172	204
Freddie Mac Pool #1B4386 2.849% 2039[3,5]	71	71
Freddie Mac Pool #1B8916 2.37% 2041[3,5]	384	386
Freddie Mac Pool #760014 3.133% 2045[3,5]	1,115	1,163
Freddie Mac Pool #Q52216 3.50% 2047[3]	4,860	5,146
Freddie Mac Pool #SI2002 4.00% 2048[3]	424	453
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[3]	26	26
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[3]	60	61
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	500	530
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	7,000	7,571
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]	1,600	1,725
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	2,000	2,172
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	1,000	1,088
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	750	828
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	2,075	2,313
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	33
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	400	440
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	5,142
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	10	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,5]	12,749	13,606
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	12,645	13,565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,5]	8,605	9,185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,5]	23	25
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	11,515	12,481
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	18	20
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	7,702	8,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	13,851	15,102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	2,050	2,229
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	96	104
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	2,174	2,320
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	19,041	20,063
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	1,073	1,126
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	3,437	3,649
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	6,813	7,446
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	142	156
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	4,877	5,329
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]	1,486	1,626
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	138	151
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	119	138
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	7	8
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	2	3
Government National Mortgage Assn. Pool #765151 4.76% 2061[3]	13	14
Government National Mortgage Assn. Pool #725876 4.792% 2061[3]	2	2
Government National Mortgage Assn. Pool #725879 4.819% 2061[3]	3	3
Government National Mortgage Assn. Pool #710085 4.987% 2061[3]	5	5
Short-Term Bond Fund of America — Page 6 of 19

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]	$3	$3
Government National Mortgage Assn. Pool #AG8060 4.467% 2063[3]	50	52
Government National Mortgage Assn. Pool #AG8041 4.575% 2063[3]	48	51
Government National Mortgage Assn. Pool #AC1008 4.585% 2063[3]	2	2
Government National Mortgage Assn. Pool #AC0975 4.602% 2063[3]	5	5
Government National Mortgage Assn. Pool #776094 4.955% 2063[3]	10	10
Government National Mortgage Assn. Pool #AG8149 0.799% 2064[3,5]	305	307
Government National Mortgage Assn. Pool #767680 4.273% 2064[3]	96	101
Government National Mortgage Assn. Pool #AG8069 4.358% 2064[3]	36	38
Government National Mortgage Assn. Pool #AG8081 4.358% 2064[3]	36	38
Government National Mortgage Assn. Pool #AG8070 4.433% 2064[3]	40	42
Government National Mortgage Assn. Pool #AG8082 4.436% 2064[3]	39	41
Government National Mortgage Assn. Pool #AC1026 4.585% 2064[3]	5	5
Government National Mortgage Assn. Pool #AG8076 4.839% 2064[3]	9	10
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	64	68
Government National Mortgage Assn. Pool #AO0461 4.554% 2065[3]	80	87
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.82% 2062[3,5]	1,320	1,317
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.972% 2062[3,5]	19,547	19,532
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.72% 2064[3,5]	7,412	7,379
Uniform Mortgage-Backed Security 1.50% 2035[3,6]	293,414	300,881
Uniform Mortgage-Backed Security 2.00% 2035[3,6]	172,209	179,275
Uniform Mortgage-Backed Security 3.50% 2050[3,6]	748	789
Uniform Mortgage-Backed Security 4.50% 2050[3,6]	16,605	17,994
		809,255
Commercial mortgage-backed securities 2.73%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,5]	1,063	1,112
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 2046[3,5]	1,550	1,694
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,5]	1,255	1,340
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	500	543
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 2047[3]	1,000	1,086
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	5,500	5,919
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 2045[3]	2,255	2,301
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,4]	3,250	3,315
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,4]	500	517
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.214% 2046[3,4,5]	920	899
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 2046[3,5]	60	61
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.949% 2046[3,4,5]	2,750	2,923
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	1,800	1,968
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	760	816
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	1,308	1,430
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[3]	225	236
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.662% 2047[3,5]	90	92
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,5]	1,250	1,343
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	4,360
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,5]	500	558
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 2044[3,4,5]	29,950	30,271
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	2,759	2,804
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.369% 2028[3,4]	1,405	1,408
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.061% 2025[3,4,5]	2,434	2,364
GS Mortgage Securities Trust, Series 2011-GC3, Class A4, 4.753% 2044[3,4]	2,955	2,961
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.388% 2044[3,4,5]	1,000	995
Short-Term Bond Fund of America — Page 7 of 19

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.707% 2044[3,4,5]	$9,987	$9,525
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[3]	2,204	2,234
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.948% 2045[3,4]	913	938
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	1,173	1,234
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,4]	4,000	4,123
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	2,544	2,760
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]	890	967
GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885% 2047[3,5]	50	48
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]	1,460	1,581
GS Mortgage Securities Trust, Series 2016-GS2, Class A3, 2.791% 2049[3]	350	373
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.291% 2038[3,4,5]	5,500	5,405
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	948	1,037
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,673
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class AS, 3.984% 2048[3]	1,000	1,096
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 2045[3]	7,595	7,838
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]	940	1,023
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.605% 2046[3,4,5]	1,000	1,021
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	1,135	1,133
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[3,4]	7,193	7,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	3,000	3,137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,5]	1,511	1,555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 2046[3]	10,000	10,878
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.91% 2046[3,5]	3,750	3,982
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]	784	825
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	250	266
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,5]	6,985	7,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,5]	900	966
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]	11,390	11,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]	1,250	1,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]	972	1,033
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]	1,500	1,651
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 1.893% 2021[3,4,5,7]	61,000	61,000
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[3,4,5]	2,225	2,210
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[3,4,5]	1,250	1,242
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[3]	62	64
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	5,553
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]	1,124	1,196
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	2,000	2,168
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[3,4,5]	26,000	26,220
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.844% 2044[3,4,5]	1,000	1,021
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 2045[3]	934	958
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]	313	310
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,300
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,5]	3,250	3,377
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	7,000	7,236
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,5]	820	853
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	581	640
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]	1,580	1,724
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	1,723	1,804
Short-Term Bond Fund of America — Page 8 of 19

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,5]	$1,250	$1,307
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	1,500	1,610
		293,616
Total mortgage-backed obligations		1,935,233
Asset-backed obligations 10.74%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,4]	20,385	20,937
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[3,4]	7,225	7,479
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[3,4]	1,080	1,138
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,4]	11,965	12,704
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,4]	16,214	16,705
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[3,4]	3,280	3,387
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,4]	15,047	15,297
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[3,4]	13,537	13,621
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[3]	3,351	3,371
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2A, 1.10% 2023[3]	2,232	2,239
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	4,444	4,469
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,4]	3,306	3,313
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[3]	7,040	7,093
CarMaxAuto Owner Trust, Series 2019-4, Class A3, 2.02% 2024[3]	1,200	1,231
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	13,305	13,648
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	2,480	2,612
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	30,246	30,698
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,4]	11,478	11,504
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,4]	3,528	3,545
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,4]	14,281	14,382
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	5,949	6,030
CPS Auto Receivables Trust, Series 2019-C, Class A, 2.55% 2022[3,4]	551	551
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[3,4]	1,216	1,219
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,4]	3,102	3,111
CPS Auto Receivables Trust, Series 2020-A, Class A, 2.09% 2023[3,4]	657	662
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,4]	2,471	2,489
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,4]	3,378	3,443
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,4]	3,250	3,299
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,4]	586	609
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,4]	19,170	19,406
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,4]	23,529	24,085
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[3]	2,313	2,319
Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.85% 2023[3]	7,340	7,353
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[3]	17,927	17,990
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[3]	1,131	1,140
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[3]	5,688	5,718
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[3]	5,955	6,027
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[3]	406	407
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	1,938	1,965
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	1,989	2,049
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,4]	1,946	1,951
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[3,4]	1,390	1,392
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[3,4]	2,391	2,396
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[3,4]	5,498	5,526
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[3,4]	3,017	3,032
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[3,4]	3,420	3,448
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,4]	6,070	6,134
Short-Term Bond Fund of America — Page 9 of 19

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,4]	$4,881	$4,903
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 2024[3,4]	15,000	15,204
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 2024[3,4]	2,000	2,030
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,4]	575	587
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,4]	2,959	3,021
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,4]	1,617	1,693
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.59% 2022[3,4]	1,588	1,590
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[3,4]	2,566	2,585
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,4]	674	678
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,4]	9,702	9,727
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[3,4]	635	638
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[3,4]	12,000	12,090
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[3,4]	1,259	1,264
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[3,4]	9,241	9,299
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,4]	4,000	4,076
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 2023[3,4]	6,729	6,819
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[3,4]	4,065	4,123
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,4]	10,255	10,482
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,4]	2,345	2,452
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[3,4]	4,921	4,972
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,4]	24,020	24,130
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.03% 2022[3]	1,190	1,194
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[3]	2,771	2,803
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 2026[3]	1,600	1,647
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	23,375	23,595
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,4]	9,500	9,540
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,4]	10,296	11,243
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,4]	17,506	18,428
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[3,4]	10,712	10,785
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[3]	16,825	17,379
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84% 2024[3]	3,540	3,655
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06% 2027[3]	1,250	1,267
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,4]	20,234	19,863
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,4]	747	747
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,4]	41,222	41,475
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,4]	27,372	27,631
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[3]	2,159	2,165
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[3]	13,617	13,704
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	6,289	6,331
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[3]	3,159	3,207
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,486
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]	6,260	6,462
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[3]	2,114	2,152
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	5,073	5,080
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,4]	2,987	2,991
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A, 3.65% 2022[3,4]	937	938
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[3,4]	2,377	2,381
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[3,4]	11,592	11,614
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[3,4]	15,011	15,036
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[3,4]	1,327	1,330
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,4]	13,023	13,045
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,4]	2,187	2,191
Honda Auto Receivables Owner Trust, Series 2019-1, Class A4, 2.90% 2024[3]	1,320	1,374
Invitation Homes Trust, Series 2017-SFR2, Class A, (1-month USD-LIBOR + 0.85%) 0.991% 2036[3,4,5]	2,703	2,712
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 0.841% 2037[3,4,5]	868	863
Short-Term Bond Fund of America — Page 10 of 19

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Invitation Homes Trust, Series 2018-SFR3, Class A, (1-month USD-LIBOR + 1.00%) 1.147% 2037[3,4,5]	$2,745	$2,759
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,4]	9,509	9,613
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,4,5]	17,456	17,873
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[3,4,5]	49,506	49,578
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.188% 2027[3,4,5]	11,752	11,729
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.268% 2027[3,4,5]	18,948	18,948
Prestige Auto Receivables Trust, Series 2019-1A, Class A2, 2.44% 2022[3,4]	519	519
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 2022[3,4]	141	141
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,4]	471	488
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,4]	22,172	22,374
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16% 2022[3]	11,393	11,421
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.691% 2023[3,5]	7,862	7,896
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[3]	15,119	15,194
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[3]	8,491	8,565
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[3]	3,333	3,384
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	5,816	5,935
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[3,4]	5,946	5,966
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.20% 2035[3,4,5]	686	688
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,4]	1,976	2,006
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[3,4,5]	6,563	6,565
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[3]	30	31
Synchrony Credit Card Master Note Trust, Series 2019-A2, Class A, 2.34% 2025[3]	7,000	7,222
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,4]	13,391	13,455
Textainer Marine Containers Limited, Series 2020-2A, Class A, 2.10% 2045[3,4]	12,387	12,454
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	3,845	4,089
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,4]	10,000	10,685
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[3]	3,395	3,405
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,4]	55,897	56,328
Verizon Owner Trust, Series 2018-A, Class A1B, (1-month USD-LIBOR + 0.26%) 0.407% 2022[3,4,5]	6,069	6,071
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[3,4]	84	84
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	8,102	8,285
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[3]	8,666	8,812
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[3]	8,551	8,610
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[3,4]	9,423	9,473
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[3,4]	23,549	23,635
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[3,4]	5,210	5,277
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,4]	4,345	4,398
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,4]	2,110	2,151
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[3]	1,000	1,006
World Financial Network Credit Card Master Note Trust, Series 2016-A, Class A, 2.03% 2025[3]	850	858
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[3]	15,100	15,467
World Financial Network Credit Card Master Note Trust, Series 2018-C, Class A, 3.55% 2025[3]	850	873
World Financial Network Credit Card Master Note Trust, Series 2019-B, Class A, 2.49% 2026[3]	8,187	8,452
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.06% 2023[3]	6,136	6,179
		1,153,743
Corporate bonds, notes & loans 6.48% Financials 2.68%
ACE INA Holdings Inc. 2.875% 2022	1,275	1,332
ACE INA Holdings Inc. 3.35% 2026	1,275	1,440
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)[8]	400	402
Short-Term Bond Fund of America — Page 11 of 19

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 0.95% 2022[4,5]	$5,000	$5,039
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 1.575% 2021[5]	10,395	10,436
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 1.325% 2022[5]	1,855	1,861
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	20,000	22,665
Intercontinental Exchange, Inc. 0.70% 2023	11,150	11,286
Marsh & McLennan Companies, Inc. 3.50% 2020	10,505	10,531
Metropolitan Life Global Funding I 3.375% 2022[4]	5,200	5,379
Metropolitan Life Global Funding I 3.60% 2024[4]	7,007	7,640
Metropolitan Life Global Funding I 0.95% 2025[4]	905	917
National Securities Clearing Corp. 0.40% 2023[4]	40,000	39,950
New York Life Global Funding 1.70% 2021[4]	5,000	5,057
New York Life Global Funding 2.25% 2022[4]	2,760	2,849
New York Life Global Funding 0.95% 2025[4]	17,680	17,913
Rabobank Nederland 2.50% 2021	6,535	6,554
Rabobank Nederland 2.75% 2022	4,100	4,214
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 0.944% 2022[5]	10,295	10,375
Skandinaviska Enskilda Banken AB 2.20% 2022[4]	30,000	31,129
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	16,259
Swedbank AB 2.80% 2022[4]	6,800	7,015
Toronto-Dominion Bank 0.45% 2023	8,080	8,092
Toronto-Dominion Bank 0.75% 2023	14,417	14,542
Toronto-Dominion Bank 0.75% 2025	8,950	8,951
Toronto-Dominion Bank 1.15% 2025	7,208	7,365
U.S. Bank NA 3.00% 2021	7,005	7,022
UBS AG 1.75% 2022[4]	21,000	21,390
		287,605
Information technology 0.77%
Apple Inc. 0.75% 2023	28,033	28,384
Apple Inc. 0.55% 2025	36,989	37,043
Apple Inc. 1.125% 2025	4,352	4,457
Intuit Inc. 0.95% 2025	3,955	4,011
Microsoft Corp. 2.875% 2024	3,435	3,688
Oracle Corp. 2.50% 2022	5,000	5,141
		82,724
Consumer staples 0.67%
Nestlé Holdings, Inc. 3.10% 2021[4]	30,000	30,620
Nestlé Holdings, Inc. 0.625% 2026[4]	8,000	7,957
Philip Morris International Inc. 2.50% 2022	1,250	1,301
Philip Morris International Inc. 2.875% 2024	4,000	4,306
Procter & Gamble Company 1.70% 2021	8,820	8,945
Procter & Gamble Company 0.55% 2025	18,590	18,692
		71,821
Health care 0.65%
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 0.887% 2023[5]	11,772	11,874
AstraZeneca PLC 0.70% 2026	13,112	13,075
Bristol-Myers Squibb Co. 2.90% 2024	14,120	15,274
Novartis Capital Corp. 1.75% 2025	10,420	10,948
Novartis Capital Corp. 2.00% 2027	3,656	3,894
Pfizer Inc. 3.00% 2021	14,690	15,009
		70,074
Short-Term Bond Fund of America — Page 12 of 19

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.63%	Principal amount (000)	Value (000)
Amazon.com, Inc. 0.40% 2023	$11,514	$11,554
Amazon.com, Inc. 0.80% 2025	8,635	8,762
American Honda Finance Corp. 0.869% 2023	13,250	13,357
American Honda Finance Corp. 0.875% 2023	1,000	1,012
American Honda Finance Corp. 1.20% 2025	764	779
Bayerische Motoren Werke AG 2.95% 2022[4]	3,000	3,105
Bayerische Motoren Werke AG 3.45% 2023[4]	13,235	14,087
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	400	402
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,505
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,842
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,234
		67,639
Energy 0.38%
Chevron USA Inc. 0.426% 2023	1,100	1,104
Chevron USA Inc. 0.687% 2025	390	391
Exxon Mobil Corp. 1.571% 2023	20,000	20,571
Exxon Mobil Corp. 2.019% 2024	5,125	5,380
Saudi Arabian Oil Co. 1.25% 2023[4]	640	647
Saudi Arabian Oil Co. 1.625% 2025[4]	2,690	2,740
Shell International Finance BV 0.375% 2023	10,000	10,022
		40,855
Communication services 0.26%
Alphabet Inc. 0.45% 2025	10,170	10,165
Alphabet Inc. 0.80% 2027	3,315	3,302
Comcast Corp. 3.70% 2024	2,000	2,203
Tencent Holdings Ltd. 1.81% 2026[4]	12,000	12,262
		27,932
Industrials 0.18%
General Dynamics Corp. 3.00% 2021	8,555	8,664
Honeywell International Inc. 0.483% 2022	9,200	9,215
Honeywell International Inc. 1.35% 2025	1,931	1,994
		19,873
Utilities 0.16%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,774
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,751
		17,525
Materials 0.07%
Air Products and Chemicals, Inc. 1.50% 2025	6,815	7,087
Real estate 0.03%
Public Storage 2.37% 2022	2,770	2,867
Total corporate bonds, notes & loans		696,002
Bonds & notes of governments & government agencies outside the U.S. 3.62%
Denmark (Kingdom of) 0.125% 2022[4]	10,480	10,463
Denmark (Kingdom of) 0.125% 2022	7,850	7,837
European Bank for Reconstruction & Development 0.50% 2025	13,500	13,533
European Investment Bank 1.375% 2021	13,333	13,461
Short-Term Bond Fund of America — Page 13 of 19

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Investment Bank 1.625% 2021	$12,000	$12,096
European Investment Bank 2.00% 2021	10,000	10,055
European Investment Bank 2.00% 2022	9,000	9,326
European Investment Bank 2.25% 2022	11,265	11,564
European Investment Bank 2.25% 2022	6,000	6,209
European Investment Bank 0.25% 2023	3,000	3,001
European Investment Bank 2.25% 2024	5,000	5,350
European Investment Bank 0.375% 2025	8,000	7,967
European Investment Bank 0.625% 2025	3,000	3,026
European Investment Bank 0.625% 2027	689	685
European Stability Mechanism 2.125% 2022[4]	28,324	29,359
European Stability Mechanism 0.375% 2025[4]	7,594	7,549
Inter-American Development Bank 1.875% 2021	10,000	10,049
Inter-American Development Bank 1.75% 2022	15,000	15,410
Inter-American Development Bank 2.125% 2022	10,000	10,212
Inter-American Development Bank 0.625% 2025	13,000	13,101
International Bank for Reconstruction and Development 1.375% 2021	12,000	12,064
International Bank for Reconstruction and Development 1.375% 2021	10,000	10,094
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,414
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,085
International Bank for Reconstruction and Development 0.625% 2025	3,000	3,027
International Development Association 2.75% 2023[4]	15,000	15,892
International Development Association 0.375% 2025[4]	11,250	11,208
KfW 1.50% 2021	9,000	9,064
KfW 2.625% 2021	15,000	15,134
KfW 0.375% 2025	8,054	8,035
Kommunalbanken 0.375% 2025[4]	4,932	4,899
Kommuninvest i Sverige Aktiebolag 0.25% 2023[4]	18,327	18,311
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,037
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,324
Quebec (Province of) 0.60% 2025	7,415	7,435
Sweden (Kingdom of) 2.375% 2021[4]	9,000	9,040
United Kingdom 2.50% 2021[4]	22,400	22,519
		388,835
Federal agency bonds & notes 1.07%
Fannie Mae 2.00% 2022	14,415	14,709
Fannie Mae 0.25% 2023	22,338	22,360
Fannie Mae 0.25% 2023	15,000	15,002
Fannie Mae 0.25% 2023	2,500	2,500
Fannie Mae 0.625% 2025	12,100	12,248
Fannie Mae 0.875% 2030	14,375	14,072
Freddie Mac 0.25% 2023	14,244	14,244
Freddie Mac 0.25% 2023	6,250	6,254
Freddie Mac 0.375% 2025	4,941	4,926
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,921
		115,236
Municipals 0.21% Florida 0.13%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	13,725	14,002
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	20	20
		14,022
Short-Term Bond Fund of America — Page 14 of 19

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Bonds, notes & other debt instruments (continued) Municipals (continued) California 0.08%	Principal amount (000)	Value (000)
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	$405	$418
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,554
		7,972
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	175	178
Ohio 0.00%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	50	51
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	95	96
		147
Total municipals		22,319
Total bonds, notes & other debt instruments (cost: $9,861,405,000)		9,979,151
Short-term securities 11.87% Money market investments 11.87%	Shares
Capital Group Central Cash Fund 0.11%[9,10]	12,753,030	1,275,431
Total short-term securities (cost: $1,275,299,000)		1,275,431
Total investment securities 104.76% (cost: $11,136,704,000)		11,254,582
Other assets less liabilities (4.76)%		(511,112)
Net assets 100.00%		$10,743,470
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 11/30/2020[12] (000)	Unrealized appreciation (depreciation) at 11/30/2020 (000)
90 Day Euro Dollar Futures	Short	948	March 2021	$(237,000)	$(236,502)	$20
90 Day Euro Dollar Futures	Short	2,835	March 2022	(708,750)	(707,084)	45
2 Year U.S. Treasury Note Futures	Long	366	April 2021	73,200	80,832	28
5 Year U.S. Treasury Note Futures	Short	1,442	April 2021	(144,200)	(181,737)	(189)
10 Year U.S. Treasury Note Futures	Short	179	March 2021	(17,900)	(24,733)	(43)
10 Year Ultra U.S. Treasury Note Futures	Short	6,268	March 2021	(626,800)	(984,860)	(2,396)
20 Year U.S. Treasury Bond Futures	Long	1,093	March 2021	109,300	191,172	155
30 Year Ultra U.S. Treasury Bond Futures	Long	2,185	March 2021	218,500	472,028	2,446
						$66
Short-Term Bond Fund of America — Page 15 of 19

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Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 11/30/2020 (000)
0.10865%	U.S. EFFR	3/29/2022	$30,000	$10	$—	$10
U.S. EFFR	0.34565%	3/27/2024	30,000	(45)	—	(45)
U.S. EFFR	0.062%	8/3/2025	155,013	1,125	—	1,125
0.278%	U.S. EFFR	10/1/2027	3,500	(32)	—	(32)
					$—	$1,058
Investments in affiliates10

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2020 (000)	Dividend income (000)
Short-term securities 11.87%
Money market investments 11.87%
Capital Group Central Cash Fund 0.11%[9]	$1,002,390	$1,417,239	$1,144,198	$—[13]	$—[13]	$1,275,431	$355
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,318,000, which represented .16% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,236,193,000, which represented 20.81% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $61,000,000, which represented .57% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 11/30/2020.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Short-Term Bond Fund of America — Page 16 of 19

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,744,646,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $5,122,745,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 17 of 19

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,667,783	$—	$5,667,783
Mortgage-backed obligations	—	1,935,233	—	1,935,233
Asset-backed obligations	—	1,153,743	—	1,153,743
Corporate bonds, notes & loans	—	696,002	—	696,002
Bonds & notes of governments & government agencies outside the U.S.	—	388,835	—	388,835
Federal agency bonds & notes	—	115,236	—	115,236
Municipals	—	22,319	—	22,319
Short-term securities	1,275,431	—	—	1,275,431
Total	$1,275,431	$9,979,151	$—	$11,254,582
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,694	$—	$—	$2,694
Unrealized appreciation on interest rate swaps	—	1,135	—	1,135
Liabilities:
Unrealized depreciation on futures contracts	(2,628)	—	—	(2,628)
Unrealized depreciation on interest rate swaps	—	(77)	—	(77)
Total	$66	$1,058	$—	$1,124
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Short-Term Bond Fund of America — Page 18 of 19

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-048-0121O-S78035	Short-Term Bond Fund of America — Page 19 of 19